Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Receivables due from related parties	$ 1,084	$ 269
Trade accounts payable and other to related parties	$ 431	$ 272
Shares authorized (in shares)	1,241,418,599	1,361,418,599
Shares issued (in shares)	982,809,772	1,102,809,772
Shares outstanding (in shares)	910,893,202	1,080,734,413
Treasury shares (in shares)	71,916,570	22,075,359